Loans and Borrowings - Additional Information (Details)					12 Months Ended
	Apr. 30, 2021 EUR (€) Extension	Apr. 29, 2021 EUR (€)	Apr. 28, 2021 EUR (€)	Apr. 28, 2021 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 EUR (€)	Sep. 30, 2022 EUR (€)	Apr. 28, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings						€ 1,840,567,000
Maximum
Disclosure of detailed information about borrowings [line items]
Credit line never drawn period					Sep. 30, 2023
Minimum
Disclosure of detailed information about borrowings [line items]
Credit line never drawn period					Oct. 01, 2022
Senior Notes
Disclosure of detailed information about borrowings [line items]
Maturity date					April 30, 2029
Interest rate		5.25%
Debt offering		€ 430,000,000
Banking and issuance fees paid		€ 14,300,000
Percentage of equity interests						100.00%
AB-Beteiligungs GmbH
Disclosure of detailed information about borrowings [line items]
Vendor loan	€ 275,000,000
Senior Term Facilities Agreement | Birkenstock Limited Partner | USD Term Loan
Disclosure of detailed information about borrowings [line items]
Maturity date					April 30, 2028
Banking and commitment fees paid			€ 15,400,000	$ 22,700,000
Borrowings original currency					the Euro and USD denominated components
Redemption payment | $					$ 50,000,000
Senior Term Facilities Agreement | Birkenstock Limited Partner | USD Term Loan | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowings			€ 375,000,000					$ 850,000,000
Asset-based Lending Facility
Disclosure of detailed information about borrowings [line items]
Loan capital						€ 0	€ 0
Loan capital term period			5 years	5 years
Commitment fee percentage			0.375%	0.375%
Percentage of aggregate commitments not to exceed					5.00%
Consecutive period					30 days
Asset-based Lending Facility | Less Than The Greater
Disclosure of detailed information about borrowings [line items]
Loan capital						20,000,000
Line cap at time					10.00%
Asset-based Lending Facility | Greater Than Or Equal To The Greater
Disclosure of detailed information about borrowings [line items]
Loan capital						€ 20,000,000
Line cap at time					10.00%
Asset-based Lending Facility | Maximum
Disclosure of detailed information about borrowings [line items]
Loan capital			€ 200,000,000
Fixed charge coverage ratio					1.00%
Asset-based Lending Facility | Minimum
Disclosure of detailed information about borrowings [line items]
Fixed charge coverage ratio					1.00%
Vendor Loan Agreement | AB-Beteiligungs GmbH
Disclosure of detailed information about borrowings [line items]
Maturity date					October 31, 2029
Vendor loan	€ 275,000,000
Interest rate	4.37%
Vendor Loan Agreement | AB-Beteiligungs GmbH | Maximum
Disclosure of detailed information about borrowings [line items]
Number of times maturity date extended | Extension	3
Maturity extension term	6 months
Vendor Loan Agreement | AB-Beteiligungs GmbH | Vendor Loan
Disclosure of detailed information about borrowings [line items]
Maturity date					October 30, 2029